Goodwill and intangible assets	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Goodwill and intangible assets
7. Goodwill and intangible assets
Goodwill
The changes in Goodwill during the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023

	(in millions of yen)

Balance at beginning of fiscal year	92,997	92,695	92,695
Goodwill acquired	—	—	233
Impairment losses recognized	(302)	—	—
Balance at end of fiscal year	92,695	92,695	92,928

Gross amount of goodwill (Note)	167,552	161,993	163,209
Accumulated impairment losses	74,857	69,298	70,281

Note:	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 30 “Business segment information.”
Intangible assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2022 and 2023:

	2022			2023
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	126,979	87,277	39,702	130,124	94,777	35,347
Other	1,468	1,237	231	2,883	1,408	1,475

Total	128,447	88,514	39,933	133,007	96,185	36,822

Intangible assets not subject to amortization:
Total	8,006	—	8,006	7,859	—	7,859

Total	136,453	88,514	47,939	140,866	96,185	44,681

Note:
Customer relationships were mainly acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

For the fiscal years ended March 31, 2021, 2022 and 2023, the MHFG Group recognized ¥8,513 million, ¥7,961 million and ¥7,706 million, respectively, of amortization expense in respect of intangible assets, reported in Other noninterest expenses.

The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2024	7,210
2025	6,698
2026	6,194
2027	5,564
2028	2,559